Prepayments, Receivables and Other Assets (Details) - Schedule of prepayments, receivables and other assets - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Schedule of prepayments, receivables and other assets [Abstract]
Staff IOU	$ 2,695,625	$ 2,197,130
Receivable from a third-party company	581,991	572,362
Others	194,841	180,370
Total prepayments, receivables and other assets	3,472,457	2,949,862
Less: allowance for doubtful accounts	(1,655,817)	(1,090,759)
Prepayments, receivables and other assets, net	$ 1,816,640	$ 1,859,103